OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of Other Liabilities
Other liabilities consist of the following:

	December 31,
(Dollars in thousands)	2014	2013
Pension benefit obligation	$40,584	$25,231
Non-controlling interests	7,923	7,923
Asset retirement obligations	7,515	12,708
Deferred compensation	3,670	3,495
Other	830	1,068
Other liabilities	$60,522	$50,425